GENERAL	12 Months Ended
Dec. 31, 2023
Disclosure Of General Information [Abstract]
GENERAL
NOTE 1:	GENERAL

a.	Reporting entity:

Nexxen International Ltd. (the “Company” or “Nexxen International”), formerly known as Tremor International Ltd., was incorporated in Israel under the laws of the State of Israel on March 20, 2007. The ordinary shares of the Company are listed on the AIM Market of the London Stock Exchange and the American Depositary Shares ("ADSs"), each of which represents two ordinary shares of the Company, represented by the American Depositary Receipts ("ADR") are listed on the Nasdaq Capital Market. The address of the registered office is 82 Yigal Alon Street Tel-Aviv, 6789124, Israel.

Nexxen International is a global Company offering a unified data-driven end-to-end software platform that supports a wide range of media types (e.g., video, display, etc.) and devices (e.g., mobile, Connected TVs, streaming devices, desktop, etc.), creating an efficient marketplace where advertisers (buyers) are able to purchase high quality advertising inventory from publishers (sellers) in real-time and at scale. Nexxen International’s technology stack is comprised of a Demand Side Platform (“DSP”), Supply-Side Platform (“SSP”), Ad Server, and Data Management Platform (“DMP”), empowering customers on both the buy- and sell-sides of the ecosystem to leverage a full suite of data-driven planning and technology solutions to achieve greater efficiency, effectiveness, and outcomes in their advertising efforts. The Company’s DSP solution is delivered through wholly owned subsidiary Nexxen Inc. (formerly known as Amobee Inc. and which also includes Tremor Video Inc.’s activity that was transferred to Nexxen Inc. in 2023) and is designed to assist customers in a self-managed or full-service capacity to plan and execute digital marketing campaigns in real-time across various ad formats. The Company’s SSP solution (delivered through Nexxen Group LLC, formerly known as Unruly Group, LLC) is designed to monetize digital inventory for publishers by enabling their content to have the necessary code and requirements for programmatic advertising integration, and provides access to significant amounts of data and unique demand to drive more effective inventory management and revenue optimization. The Company’s “DMP” integrates both its DSP and SSP solutions, enabling advertisers and publishers to use data from various sources, including web, social media, Connected TV and linear TV, and mobile devices, to optimize results of their advertising campaigns. Following the acquisition of Nexxen Inc., the Company gained a Linear TV Planning feature, enabling sellers at national broadcasters to generate linear TV plans during and after upfronts. Nexxen International Ltd. is headquartered in Israel and maintains offices throughout the U.S., Canada, EMEA and Asia-Pacific.

On June 12, 2023, the Company initially rebranded all of its core products and platforms under the unified Nexxen brand. On January 2, 2024, the Company’s name was officially changed to Nexxen International Ltd. and, in connection with the change, its stock ticker on both the NASDAQ and London Stock Exchange changed from “TRMR” to “NEXN”. The Company believes rebranding and unifying under Nexxen has enhanced its commercial focus, and has better conveyed the holistic value proposition of its end-to-end technology stack to the market for its next phase of growth. As part of the rebranding, the Company changed the expected useful life of its previous brands, which completed by the end of the year. See Note 7.

b.        Definitions:

In these financial statements –

The Company	-	Nexxen International Ltd.

The Group	-	Nexxen International Ltd. and its subsidiaries.

Subsidiaries	-
Companies, the financial statements of which are fully consolidated, directly, or indirectly, with the financial statements of the Company such as Nexxen Group LLC, Unruly Holding Ltd, Tremor Video Inc, Nexxen Inc.

Related party	-	As defined by IAS 24, “Related Party Disclosures”.